Consolidated Statements of Earnings - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Revenue	$ 14,296,360,000	$ 12,867,201,000
Operating expenses
Costs of services, selling and administrative	11,982,421,000	10,776,564,000
Acquisition-related and integration costs	53,401,000	27,654,000
Cost optimization program	8,964,000	0
Net finance costs	52,463,000	92,023,000
Foreign exchange loss	1,198,000	4,001,000
Operating expenses	12,098,447,000	10,900,242,000
Earnings before income taxes	2,197,913,000	1,966,959,000
Income tax expense	566,664,000	500,817,000
Net earnings	$ 1,631,249,000	$ 1,466,142,000
Earnings per share
Basic earnings per share (CAD per share)	$ 6.97	$ 6.13
Diluted earnings per share (CAD per share)	$ 6.86	$ 6.04